Summary of Lease Liability (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current portion of operating lease liability	$ 4,783	$ 6,732	$ 12,116
Long-term portion of operating lease liability	9,694	8,592	27,693
Lease liability	$ 14,477	$ 15,324	$ 39,809